Financial Risk Management - Financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments by category
Total assets as per the statement of financial position	$ 807,044	$ 677,278
Total liabilities as per the statement of financial position	2,409,839	2,574,900
Borrowings
Financial instruments by category
Total liabilities as per the statement of financial position	1,333,237	1,465,437
Leases liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	13,981	8,809
Derivative financial liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		51
Trade payables and other liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	1,062,621	1,100,603
Liabilities at fair value through profit and loss
Financial instruments by category
Total liabilities as per the statement of financial position		51
Liabilities at fair value through profit and loss | Borrowings
Financial instruments by category
Total liabilities as per the statement of financial position		0
Liabilities at fair value through profit and loss | Leases liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		0
Liabilities at fair value through profit and loss | Derivative financial liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		51
Liabilities at fair value through profit and loss | Trade payables and other liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		0
Liabilities at amortized cost
Financial instruments by category
Total liabilities as per the statement of financial position	2,409,839	2,574,849
Liabilities at amortized cost | Borrowings
Financial instruments by category
Total liabilities as per the statement of financial position	1,333,237	1,465,437
Liabilities at amortized cost | Leases liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	13,981	8,809
Liabilities at amortized cost | Trade payables and other liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	1,062,621	1,100,603
Trade receivables
Financial instruments by category
Total assets as per the statement of financial position	127,449	110,617
Other receivables
Financial instruments by category
Total assets as per the statement of financial position	154,583	107,708
Other financial assets
Financial instruments by category
Total assets as per the statement of financial position	155,095	73,621
Derivative financial assets
Financial instruments by category
Total assets as per the statement of financial position	69	67
Cash and cash equivalents
Financial instruments by category
Total assets as per the statement of financial position	369,848	385,265
Assets at fair value through profit and loss
Financial instruments by category
Total assets as per the statement of financial position	10,932	16,019
Assets at fair value through profit and loss | Trade receivables
Financial instruments by category
Total assets as per the statement of financial position		0
Assets at fair value through profit and loss | Other receivables
Financial instruments by category
Total assets as per the statement of financial position		0
Assets at fair value through profit and loss | Other financial assets
Financial instruments by category
Total assets as per the statement of financial position	10,863	15,952
Assets at fair value through profit and loss | Derivative financial assets
Financial instruments by category
Total assets as per the statement of financial position	69	67
Assets at fair value through profit and loss | Cash and cash equivalents
Financial instruments by category
Total assets as per the statement of financial position		0
Assets at amortized cost
Financial instruments by category
Total assets as per the statement of financial position	796,112	661,259
Assets at amortized cost | Trade receivables
Financial instruments by category
Total assets as per the statement of financial position	127,449	110,617
Assets at amortized cost | Other receivables
Financial instruments by category
Total assets as per the statement of financial position	154,583	107,708
Assets at amortized cost | Other financial assets
Financial instruments by category
Total assets as per the statement of financial position	144,232	57,669
Assets at amortized cost | Derivative financial assets
Financial instruments by category
Total assets as per the statement of financial position		0
Assets at amortized cost | Cash and cash equivalents
Financial instruments by category
Total assets as per the statement of financial position	$ 369,848	$ 385,265